Equity Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Equity Instruments at Fair Value Through Profit or Loss - Prisma Medios De Pago Sa
12.	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS - PRISMA MEDIOS DE PAGO SA
The following table shows the bank’s holdings of equity instruments at fair value through profit or loss as of December 31, 2023 and 2022:

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
EQUITY INSTRUMENTS
Measured at fair value through profit or loss
- Local
Mercado Abierto Electrónico SA	3	1,669,450	1,440,372
Matba Rofex SA	1	814,957
C.O.E.L.S.A	3	242,424	272,678
Mercado a Término Rosario SA	3	44,978
AC Inversora SA	3	39,182	60,983
Sedesa	3	37,638	66,301
Provincanje SA	3	15,290	45,173
Pampa Energía SA	1	3,166	2,247
Acindar SA	3	1,445
Other		1,303	230,000

Subtotal local		2,869,833	2,117,754

- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	146,084	65,260
Cedear Vista Oil & Gas	1	125,423	45,811
Cedear Pepsico	1	40,694	58,498
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	26,122	17,582
Cedear Thermo Fisher Scientific Inc.	1	5,685	7,956
Cedear Exxon Mob			106,082
Cedear Berkshire Hathaway Inc.			89,156
Cedear McDonald			67,049
Cedear Bioceres Crop Solutions Corp.			11,126
Cedear Unitedhealth Group Inc.			8,144
Other			19,718

Subtotal foreign		344,008	496,382

Total measured at fair value through profit or loss		3,213,841	2,614,136

TOTAL EQUITY INSTRUMENTS		3,213,841	2,614,136

On January 21, 2019, the Bank, together with the other shareholders of Prisma Medios de Pago SA, accepted a purchase offer made by AI ZENITH (Netherlands) B.V. (a company related to Advent International Corporation) for the acquisition of 1,933,051 common shares of par value Ps. 1 each and entitled to one vote, representing 4.6775 % of its capital stock, equivalent to 51% of the Bank’s capital stock in such company.
On February
1
,
2019
, the Bank completed the transfer of such shares for a total purchase price of (in thousands) USD
64,542
out of which the Bank received on the date hereof (in thousands) USD
38,311
and the payment of the balance for an amount of (in thousands) USD
26,231
were deferred for
5
years.
During July 2019, the process to determine the final selling price of the shares of Prisma was completed and the final price was (in thousands) USD 63,456. The difference arising from a final price lower than the estimated price was deducted from the price balance, therefore there was no need for the Bank to return any amounts received. All other payment conditions were not modified and remain in full force and effect under the terms described in this note.
On October 1, 2021, the Bank, together with the other class B Shareholders of Prisma, gave notice with respect to the exercise of the existing put option and therefore started the procedure to sell the remaining 49% of the capital stock of Prisma.
As of December 31, 2021, the holding of the Bank in Prisma (equivalent to
49
%), was recorded in “Equity instruments at fair value through profit or loss” determined from valuations performed by independent experts, which was adjusted in less, according to Memorandums issued by the BCRA on March 12 and 22, 2021.
On March 18, 2022, the Bank completed the transfer of all remaining shares held in Prisma in favor of AI ZENITH (Netherlands) BV, representing 4.4941% of Prisma’s capital stock.
The price of such shares is (in thousands) USD 33,018 and shall be paid as follows: (i) 30% in pesos at UVA plus a nominal annual rate of 15% that shall be paid 50% on March 18, 2027 and the remaining on March 18, 2028, and (ii) 70% in US Dollars at a nominal annual rate of 10% that shall be paid 50% on March 18, 2027 and the remaining on March 18, 2028. The gain
generated for the sale of those shares is recorded in the statement of income under “Net gain from measurement of financial instruments at fair value through profit or loss”.
On the other hand, the parties agreed that: (i) the 40% of the outstanding balance of the sale of 51% mentioned in the first paragraph of this note was paid on March 30, 2022 and (ii) the remaining balance shall be paid in two installments, on January 31, 2026 and January 31, 2027, respectively (see Note 8).
Finally, sellers retained the usufruct (dividends) of the shares sold to be declared by Prisma for the year ended December 31, 2018, which were collected on April 26, 2019. Besides the proportion applicable to the buyer of the dividends to be reported for the following fiscal years –with the buyer’s commitment to voting in favor of the distribution of certain minimum percentages– will be used to create a guarantee trust to repay the deferred price amount through the concession by the buyer and Prisma of a usufruct over the economic rights of the shares in favor of such trust. On March 18, 2022, the agreement was amended to include 100% of the shares.
On May 22, 2023, the Bank, together with the remaining creditors arising from the abovementioned sales, authorized Prisma to undergo a merger-spinoff process involving two of its business units: (I) ATM and transfer management services, payment management services for 3.0 transfers, service payment collection and other related services will be handled through the new company Newpay SAU, and (ii) the acquiring business, through which electronic and digital payment solutions are provided (credit cards, debit cards, and prepaid cards, immediate transfers), early collection of sales, point-of-sale terminals network management and other related services, which are rendered to various businesses and/or suppliers, will be handled through the company Payway SAU. Prisma retains the remaining issuer processing services business unit involving credit cards, debit cards, prepaid cards and other related services.
Both Prisma and the new companies Newpay SAU and Payway SAU are direct or indirect subsidiaries of AI ZENITH (Netherlands) BV. Furthermore, these new companies, like Prisma, have been allocated their respective share of dividends to be reported in the subsequent fiscal years, under the commitment to vote in favor of the distribution of certain minimum percentages. These percentages will also be subject to the guarantee trust aimed at repaying the deferred price.